Goodwill and Intangible Assets - Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition (Detail)	Mar. 31, 2018 yr
Promax Applications Group [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	4.25
ATCO I-Tek [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	6.50
Bottom of range [member] | Global oil and gas information technology [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2.25
Bottom of range [member] | Opus Capital Markets Consultants LLC [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	0.75
Bottom of range [member] | Designit AS [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	0.25
Bottom of range [member] | Cellent AG [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2.75
Bottom of range [member] | HPH Holdings Corp [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	1
Bottom of range [member] | Appirio Inc [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2.50
Bottom of range [member] | Other Entities [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2.00
Top of range [member] | Global oil and gas information technology [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	3.25
Top of range [member] | Opus Capital Markets Consultants LLC [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2.75
Top of range [member] | Designit AS [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2.25
Top of range [member] | Cellent AG [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	4.75
Top of range [member] | HPH Holdings Corp [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	5
Top of range [member] | Appirio Inc [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	8.50
Top of range [member] | Other Entities [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	14.25